OTHER ASSETS AND OTHER LIABILITIES (Details 3) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	S/ 6,380,238	S/ 4,779,865
Cash outflows (liabilities)	(6,302,770)	(4,827,152)
Consolidated statement of income	(7,756)	(40,206)
Up to 1 year
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	4,873,965	962,966
Cash outflows (liabilities)	(4,913,876)	(1,016,748)
Consolidated statement of income	(4,948)	(8,073)
From 1 to 3 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	1,197,478	3,432,756
Cash outflows (liabilities)	(1,101,309)	(3,434,333)
Consolidated statement of income	1,145	(26,534)
From 3 to 5 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	27,734	100,247
Cash outflows (liabilities)	(37,660)	(110,355)
Consolidated statement of income	(523)	1,749
Over 5 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	281,061	283,896
Cash outflows (liabilities)	(249,925)	(265,716)
Consolidated statement of income	S/ (3,430)	S/ (7,348)